Taxes (Details 5) - BRL (R$) R$ in Thousands	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Taxes
Provision, beginning	R$ 1,821,933
Provision for allocation of PIS and Cofins credits		810,563
Monetary variation	29,324	1,011,370
Provision,ending	R$ 1,851,257	R$ 1,821,933